Statutory reserve (Details Narrative) - PRC [Member] - CNY (¥) ¥ in Millions	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Profits After Taxation, Percentage	10.00%
Total Statutory Reserve	¥ 0.3	¥ 18.7
Variable Interest Entity	50.00%
Reserve Balance	50.00%